Asset Retirement Obligations	12 Months Ended
Dec. 31, 2022
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligations

NOTE 14. ASSET RETIREMENT OBLIGATIONS

AROs represent obligations that result from laws, statutes, contracts and regulations related to the eventual retirement of certain of the Companies’ long-lived assets. The Companies AROs are primarily associated with the decommissioning of their nuclear generation facilities and ash pond and landfill closures.

The Companies have also identified, but not recognized, AROs related to the retirement of Dominion Energy’s storage wells in its underground natural gas storage network, certain Virginia Power electric transmission and distribution assets located on property with easements, rights of way, franchises and lease agreements, Virginia Power’s hydroelectric generation facilities and the abatement of certain asbestos not expected to be disturbed in the Companies’ generation facilities. The Companies currently do not have sufficient information to estimate a reasonable range of expected retirement dates for any of these assets since the economic lives of these assets can be extended indefinitely through regular repair and maintenance and they currently have no plans to retire or dispose of any of these assets. As a result, a settlement date is not determinable for these assets and AROs for these assets will not be reflected in the Consolidated Financial Statements until sufficient information becomes available to determine a reasonable estimate of the fair value of the activities to be performed. The Companies continue to monitor operational and strategic developments to identify if sufficient information exists to reasonably estimate a retirement date for these assets.

The changes to AROs during 2021 and 2022 were as follows:

(millions)	Dominion Energy	Virginia Power
AROs at December 31, 2020	$5,221	$3,820
Obligations incurred during the period	28	26
Obligations settled during the period	(155)	(131)
Revisions in estimated cash flows(1)	80	67
Accretion	208	141
Sale of non-wholly-owned nonregulated solar facilities	(49)
AROs at December 31, 2021(2)	$5,333	$3,923
Obligations incurred during the period	138	132
Obligations settled during the period	(125)	(155)
Revisions in estimated cash flows(3)	46	48
Accretion	210	145
Sales of Kewaunee and Hope	(175)
AROs at December 31, 2022(2)	$5,427	$4,093
(1)
Reflects revisions to future ash pond and landfill closure costs at certain utility generation facilities, and additionally for Dominion Energy estimated cash flow projections associated with the recovery of spent nuclear fuel costs for its AROs associated with the decommissioning of Kewaunee and estimated cash flow projections associated with DESC's gas distribution pipelines. For Dominion Energy, these revisions in 2021 resulted in a charge of $44 million ($35 million after-tax) within other operations and maintenance expense in the Consolidated Statements of Income as well as a $25 million decrease to property, plant and equipment, net.
(2)
Includes $196 million and $365 million reported in other current liabilities for Dominion Energy at December 31, 2021 and 2022, respectively.
(3)
Primarily reflects revisions to asbestos abatement costs associated with the early retirement of certain retired electric generation facilities.

Dominion Energy’s AROs at December 31, 2022 and 2021, include $1.9 billion and $2.0 billion, respectively, with $0.9 billion and $0.9 billion recorded by Virginia Power, related to the future decommissioning of their nuclear facilities. The Companies have established trusts dedicated to funding the future decommissioning activities. At December 31, 2022 and 2021, the aggregate fair value of Dominion Energy’s trusts, consisting primarily of equity and debt securities, totaled $6.0 billion and $8.0 billion, respectively. At December 31, 2022 and 2021, the aggregate fair value of Virginia Power’s trusts, consisting primarily of debt and equity securities, totaled $3.2 billion and $3.7 billion, respectively.

In addition, AROs at December 31, 2022 and 2021 include $2.8 billion and $2.9 billion, respectively, related to Virginia Power’s future ash pond and landfill closure costs. Regulatory mechanisms, primarily associated with legislation enacted in Virginia in 2019, provide for recovery of costs to be incurred. See Note 12 for additional information.